Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income	$ 135,393	$ 139,022	$ 141,648
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	158,026	126,640	118,508
Loss (gain) on early extinguishment of debt	6,485	45,168	(11,254)
Amortization of loan fees and costs	9,300	7,892	7,958
Amortization of debt premiums/discounts	3,819	9,999	10,788
Amortization of acquired above and below market leases	(9,332)	(7,868)	(9,448)
Deferred rent	(26,797)	(22,832)	(14,379)
Stock compensation expense	11,755	10,816	14,051
Equity in income related to investments		(48)	(39)
Gain on sales of investments	(4,846)	(2,302)	(3,442)
Loss on sales of investments	1,795	722	1,342
Gain on sales of land parcels	(46)	(59,442)
Gain on sales of real estate		(24)	(2,627)
Non-cash impairment on real estate	994
Changes in operating assets and liabilities:
Restricted cash	(465)	1,679	(1,733)
Tenant receivables	(2,359)	(1,301)	2,551
Deferred leasing costs	(56,226)	(27,577)	(36,831)
Other assets	(22,359)	(1,839)	14,717
Accounts payable, accrued expenses, and tenant security deposits	41,823	8,720	(24,856)
Net cash provided by operating activities	246,960	227,425	206,954
Investing Activities
Additions to properties	(430,038)	(423,930)	(443,085)
Purchase of properties	(305,030)	(301,709)
Proceeds from sales of properties	20,078	275,979	18,021
Change in restricted cash related to construction projects	(2,183)	18,178	25,760
Contributions to unconsolidated real estate entity	(5,256)	(3,016)
Transfer of cash to unconsolidated real estate entity upon deconsolidation		(154)
Additions to investments	(27,999)	(15,226)	(12,895)
Proceeds from investments	16,849	4,714	5,633
Net cash used in investing activities	(733,579)	(445,164)	(406,566)
Financing Activities
Proceeds from secured notes payable			121,960
Principal reductions of secured notes payable	(66,849)	(129,938)	(266,875)
Principal borrowings from unsecured line of credit and unsecured bank term loans	2,756,000	854,000	696,000
Repayments of borrowings from unsecured line of credit	(2,284,000)	(582,000)	(895,000)
Proceeds from issuance of unsecured convertible notes			232,950
Payment on exchange of 8.00% Unsecured Convertible Notes		(43,528)
Repurchase of unsecured convertible notes	(221,439)	(97,309)	(59,204)
Change in restricted cash related to financings	7,311	(1,853)	(3,222)
Deferred financing costs paid	(27,316)	(5,273)	(5,085)
Proceeds from issuance of common stock	451,539	342,342	488,163
Proceeds from exercise of stock options	2,117	2,877	3,017
Dividends paid on common stock	(106,889)	(67,874)	(86,652)
Dividends paid on preferred stock	(28,357)	(28,357)	(28,357)
Contributions by redeemable noncontrolling interests	9	674	5,255
Distributions to redeemable noncontrolling interests	(1,263)	(1,331)	(1,393)
Redemption of redeemable noncontrolling interests		(2,346)	(1,052)
Contributions by noncontrolling interests	1,000	723	300
Distributions to noncontrolling interests	(2,707)	(2,895)	(2,450)
Net cash provided by financing activities	479,156	237,912	198,355
Effect of exchange rate changes on cash and cash equivalents	(5,230)	431	724
Net (decrease) increase in cash and cash equivalents	(12,693)	20,604	(533)
Cash and cash equivalents at beginning of period	91,232	70,628	71,161
Cash and cash equivalents at end of period	78,539	91,232	70,628
Supplemental Disclosure of Cash Flow Information
Cash paid during the year for interest, net of interest capitalized	$ 52,324	$ 57,198	$ 63,247